PROPERTY, PLANT AND EQUIPMENT (Net Carrying Amount) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		¥ 158	¥ 214
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	$ 25
Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		158	214
Net carrying amount [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	25
Net carrying amount [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		37	40
Net carrying amount [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	6
Net carrying amount [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		21	16
Net carrying amount [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	3
Net carrying amount [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		¥ 100	¥ 158
Net carrying amount [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	$ 16